Retirement Plans (Schedule of Estimated Benefit Payments) (detail) $ in Thousands	Mar. 31, 2017 USD ($)
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2018	$ 7,784
2019	8,409
2020	8,995
2021	9,682
2022	10,295
2023-2027	$ 61,816